Expense Example	May 19, 2026 USD ($)
Portfolio Building Block World Ex US Industrials ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 14
Expense Example, with Redemption, 3 Years	45
Portfolio Building Block US Banks ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	45
Portfolio Building Block World Consumer Staples ETF [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	14
Expense Example, with Redemption, 3 Years	$ 45